WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	March 31, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 80.3% (a)
Communication Services - 5.3%
Alphabet, Inc. - Class A (b)	10,904	$1,131,072
Alphabet, Inc. - Class C (b)	53,917	5,607,368
Liberty Media Corp. - Class C (b)	13,990	1,046,872
Live Nation Entertainment, Inc. (b)	3,895	272,650
Meta Platforms, Inc. - Class A (b)	5,813	1,232,007
Netflix, Inc. (b)	3,720	1,285,186
The Trade Desk, Inc. - Class A (b)	8,017	488,315
The Walt Disney Co. (b)	3,885	389,005
TripAdvisor, Inc. (b)	5,152	102,319
		11,554,794
Consumer Discretionary - 10.5%
Airbnb, Inc. - Class A (b)	1,369	170,304
Amazon.com, Inc. (b)	73,938	7,637,056
AutoZone, Inc. (b)	78	191,736
Booking Holdings, Inc. (b)	289	766,546
Chipotle Mexican Grill, Inc. (b)	510	871,228
Etsy, Inc. (b)	3,791	422,052
Ferrari NV	1,178	319,167
H&R Block, Inc.	9,506	335,087
Las Vegas Sands Corp. (b)	12,730	731,339
Lowe's Cos., Inc.	2,720	543,918
McDonald's Corp.	467	130,578
MercadoLibre, Inc. (b)	1,486	1,958,637
MGM Resorts International	15,382	683,268
NIKE, Inc. - Class B	13,626	1,671,093
O'Reilly Automotive, Inc. (b)	15	12,735
PulteGroup, Inc.	3,798	221,347
Six Flags Entertainment Corp. (b)	1,019	27,217
Starbucks Corp.	131	13,641
Tesla, Inc. (b)	10,499	2,178,123
The Home Depot, Inc.	4,977	1,468,812
The TJX Cos., Inc.	2,682	210,162
The Wendy's Co.	5,667	123,427
Toll Brothers, Inc.	2,799	168,024
TopBuild Corp. (b)	87	18,108
Tractor Supply Co.	2,871	674,800
Travel + Leisure Co.	3,633	142,414
Trip.com Group Ltd. - ADR (b)	18,090	681,450
Ulta Beauty, Inc. (b)	899	490,557
		22,862,826
Consumer Staples - 3.6%
Altria Group, Inc.	5,947	265,355
Brown-Forman Corp. - Class A	672	43,807
Brown-Forman Corp. - Class B	3,364	216,204
Costco Wholesale Corp.	4,569	2,270,199
Dollar General Corp.	3,154	663,791
Lamb Weston Holdings, Inc.	2,688	280,950
Monster Beverage Corp. (b)	37,498	2,025,267
Olaplex Holdings, Inc. (b)	4,047	17,281
PepsiCo, Inc.	3,255	593,386
Sysco Corp.	2,160	166,817
The Coca-Cola Co.	11,909	738,715
The Hershey Co.	1,597	406,293
The Proctor & Gamble Co.	1,817	270,170
		7,958,235
Energy - 0.9%
EOG Resources, Inc.	10,774	1,235,024
Equitrans Midstream Corp.	4,091	23,646
Schlumberger NV	13,215	648,856
		1,907,526
Financials - 7.0%
American Express Co.	1,668	275,137
Aon PLC - Class A	139	43,825
Arch Capital Group Ltd. (b)	3,372	228,858
CME Group, Inc.	3,560	681,811
Everest Re Group Ltd.	702	251,330
JPMorgan Chase & Co.	3,963	516,419
LPL Financial Holdings, Inc.	1,671	338,210
MarketAxess Holdings, Inc.	385	150,647
Marsh & McLennan Cos., Inc.	794	132,241
Mastercard, Inc. - Class A	3,830	1,391,860
Moody's Corp.	177	54,166
MSCI, Inc.	2,757	1,543,065
PayPal Holdings, Inc. (b)	15,147	1,150,263
RenaissanceRe Holdings Ltd.	567	113,593
S&P Global, Inc.	3,316	1,143,257
The Progressive Corp.	2,874	411,154
The Western Union Co.	2,710	30,217
Visa, Inc. - Class A	30,244	6,818,812
		15,274,865
Health Care - 14.1%
AbbVie, Inc.	8,927	1,422,696
Acadia Healthcare Co., Inc. (b)	9,603	693,817
Agilent Technologies, Inc.	2,429	336,028
Align Technology, Inc. (b)	1,415	472,808
Amgen, Inc.	692	167,291
AstraZeneca PLC - ADR	12,029	834,933
Biogen, Inc. (b)	1,513	420,659
Boston Scientific Corp. (b)	16,895	845,257
Charles River Laboratories International, Inc. (b)	1,347	271,852
Danaher Corp.	3,293	829,968
Dexcom, Inc. (b)	1,334	154,984
Edwards Lifesciences Corp. (b)	16,398	1,356,607
Elevance Health, Inc.	51	23,450
Eli Lilly & Co.	4,495	1,543,673
Encompass Health Corp.	461	24,940
Exelixis, Inc. (b)	5,647	109,608
Genmab A/S - ADR (b)	6,306	238,115
Humana, Inc.	266	129,132
IDEXX Laboratories, Inc. (b)	3,166	1,583,253
Illumina, Inc. (b)	977	227,201
Incyte Corp. (b)	1,625	117,439
Intuitive Surgical, Inc. (b)	8,868	2,265,508
IQVIA Holdings, Inc. (b)	1,056	210,028
McKesson Corp.	977	347,861
Mettler-Toledo International, Inc. (b)	493	754,394
Molina Healthcare, Inc. (b)	1,074	287,284
Natera, Inc. (b)	26,830	1,489,602
Neurocrine Biosciences, Inc. (b)	1,674	169,442
Prometheus Biosciences, Inc. (b)	4,598	493,457
Stryker Corp.	687	196,118
TransMedics Group, Inc. (b)	10,722	811,977
UnitedHealth Group, Inc.	10,996	5,196,600
Veeva Systems, Inc. - Class A (b)	7,207	1,324,575
Vertex Pharmaceuticals, Inc. (b)	8,407	2,648,793
Waters Corp. (b)	1,410	436,578
West Pharmaceutical Services, Inc.	77	26,678
Zoetis, Inc.	13,114	2,182,694
		30,645,300
Industrials - 5.9%
AECOM	2,641	222,689
Allegion PLC	1,994	212,820
Allison Transmission Holdings, Inc.	1,534	69,398
AMETEK, Inc.	3,975	577,687
Automatic Data Processing, Inc.	1,785	397,394
Carlisle Cos., Inc.	98	22,155
Caterpillar, Inc.	702	160,646
Cintas Corp.	163	75,417
Copart, Inc. (b)	17,458	1,313,016
Core & Main, Inc. - Class A (b)	11,016	254,470
Deere & Co.	1,276	526,835
Donaldson Co., Inc.	1,064	69,522
Eaton Corp. PLC	5,390	923,523
Fastenal Co.	2,469	133,178
GFL Environmental, Inc.	28,939	996,659
IDEX Corp.	2,582	596,519
Illinois Tool Works, Inc.	829	201,820
Landstar System, Inc.	964	172,807
Lincoln Electric Holdings, Inc.	791	133,758
Paychex, Inc.	5,704	653,621
Tetra Tech, Inc.	2,200	323,202
TransDigm Group, Inc.	2,885	2,126,389
Trex Co., Inc. (b)	4,562	222,032
Uber Technologies, Inc. (b)	18,776	595,199
United Parcel Service, Inc. - Class B	3,207	622,126
United Rentals, Inc.	549	217,272
Westinghouse Air Brake Technologies Corp.	8,068	815,352
WW Grainger, Inc.	489	336,828
		12,972,334
Information Technology - 31.4%
Accenture PLC - Class A	4,466	1,276,427
Adobe, Inc. (b)	3,988	1,536,856
Advanced Micro Devices, Inc. (b)	10,164	996,174
Allegro MicroSystems, Inc. (b)	1,073	51,493
Alteryx, Inc. - Class A (b)	2,187	128,683
Amphenol Corp. - Class A	6,651	543,520
ANSYS, Inc. (b)	277	92,186
Apple, Inc.	61,159	10,085,119
Applied Materials, Inc.	1,696	208,320
Arista Networks, Inc. (b)	15,120	2,538,043
ASML Holding NV - ADR	852	579,965
Autodesk, Inc. (b)	2,563	533,514
Broadcom, Inc.	3,150	2,020,851
Cadence Design Systems, Inc. (b)	3,065	643,926
Cognex Corp.	4,673	231,547
Cognizant Technology Solutions Corp. - Class A	1,075	65,500
Datadog, Inc. - Class A (b)	8,429	612,451
DoubleVerify Holdings, Inc. (b)	5,277	159,102
Dynatrace, Inc. (b)	6,073	256,888
Entegris, Inc.	4,094	335,749
EPAM Systems, Inc. (b)	3,554	1,062,646
Fair Isaac Corp. (b)	150	105,403
First Solar, Inc. (b)	2,845	618,787
Fortinet, Inc. (b)	26,718	1,775,678
Gartner, Inc. (b)	159	51,797
HubSpot, Inc. (b)	441	189,079
Intuit, Inc.	4,273	1,905,032
Lam Research Corp.	155	82,169
Lattice Semiconductor Corp. (b)	2,159	206,184
Manhattan Associates, Inc. (b)	5,467	846,565
Marvell Technology, Inc.	27,991	1,212,010
Microchip Technology, Inc.	1,543	129,273
Micron Technology, Inc.	279	16,835
Microsoft Corp.	63,213	18,224,308
MongoDB, Inc. (b)	288	67,139
Monolithic Power Systems, Inc.	1,371	686,240
Motorola Solutions, Inc.	2,585	739,646
New Relic, Inc. (b)	3,517	264,795
NVIDIA Corp.	25,758	7,154,800
ON Semiconductor Corp. (b)	4,162	342,616
Palo Alto Networks, Inc. (b)	3,801	759,212
Paycom Software, Inc. (b)	2,815	855,788
Pegasystems, Inc.	4,294	208,173
PTC, Inc. (b)	3,072	393,923
QUALCOMM, Inc.	18,290	2,333,438
Roper Technologies, Inc.	2,665	1,174,439
Salesforce, Inc. (b)	412	82,309
ServiceNow, Inc. (b)	2,649	1,231,043
Smartsheet, Inc. - Class A (b)	623	29,779
Synopsys, Inc. (b)	1,421	548,861
Teradata Corp. (b)	11,583	466,563
Texas Instruments, Inc.	1,253	233,071
Tyler Technologies, Inc. (b)	1,607	569,906
Universal Display Corp.	2,389	370,606
VMware, Inc. - Class A (b)	–	-
Vontier Corp.	1,006	27,504
Workday, Inc. - Class A (b)	1,486	306,918
Zebra Technologies Corp. - Class A (b)	740	235,320
		68,404,169
Materials - 1.4%
Ball Corp.	8,629	475,544
Eagle Materials, Inc.	451	66,184
Graphic Packaging Holding Co.	4,835	123,244
Martin Marietta Materials, Inc.	3,541	1,257,267
Southern Copper Corp.	7,571	577,289
The Sherwin-Williams Co.	2,197	493,820
		2,993,348
Real Estate - 0.2%
SBA Communications Corp.	1,509	393,955
Total Common Stocks (Cost $126,181,246)		174,967,352

U.S. TREASURY OBLIGATIONS - 0.7%	Par Value
U.S. Treasury Notes - 0.7%
0.125%, due 05/31/23	$20,100	19,949
0.250%, due 09/30/23	32,000	31,310
0.125%, due 01/15/24	52,000	50,156
0.250%, due 06/15/24	172,000	163,507
0.750%, due 11/15/24	52,000	49,148
4.625%, due 02/28/25	114,000	115,104
3.000%, due 07/15/25	61,000	59,685
0.250%, due 10/31/25	55,000	50,136
4.625%, due 03/15/26	296,000	302,753
0.875%, due 09/30/26	156,000	141,277
1.500%, due 01/31/27	44,800	41,244
2.750%, due 04/30/27	2,000	1,927
3.250%, due 06/30/27	2,400	2,359
4.000%, due 02/29/28	143,000	145,592
2.750%, due 08/15/32	19,000	17,878
4.125%, due 11/15/32	84,400	88,699
3.500%, due 02/15/33	178,900	179,180
Total U.S. Treasury Obligations (Cost $1,482,041)		1,459,904

AGENCY MORTGAGE-BACKED OLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.690%, due 03/25/30, Callable: 12/25/29 (c)	459,668	42,660
Series K-1501, 0.375%, due 04/25/30, Callable: 02/25/30 (c)	2,499,485	50,450
Series K-110, 1.697%, due 04/25/30, Callable: 02/25/30 (c)	398,300	36,023
Series K-118, 0.959%, due 09/25/30, Callable: 06/25/30 (c)	994,954	55,053
Series K-123, 0.773%, due 12/25/30, Callable: 10/25/30 (c)	1,395,471	63,677
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $198,507)		247,863

NON-AGENCY MORTAGE-BACKED OBLIGATIONS - 2.4%
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 5.557%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (d)(e)	180,000	166,509
BBCMS 2020-BID Mortgage Trust
Series 2020-BID, 6.824%, due 10/15/37 (1 Month U.S. LIBOR + 2.140%) (d)(e)	60,000	57,907
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 6.342%, due 10/15/37 (1 Month SOFR Rate + 1.514%) (d)(e)	70,000	67,018
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51, Callable: 04/25/45 (c)(d)	441,452	347,695
COLT 2021-2 Mortgage Loan Trust
Series 2021-2, 0.924%, due 08/25/66, Callable: 07/25/23 (c)(d)	231,826	189,909
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67, Callable: 04/25/25 (c)(d)	268,270	256,500
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (d)	180,000	158,439
GS Mortgage-Backed Securities Trust 2021-PJ10
Series 2021-PJ10, 2.500%, due 03/25/52, Callable: 11/25/47 (c)(d)	346,327	297,949
GS Mortgage Securities Corp Trust 2018-HART
Series 2018-HART, 5.780%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (d)(e)	170,000	159,797
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (d)	130,000	126,970
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47, Callable: 10/25/30 (c)(d)	52,110	46,942
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48, Callable: 06/25/29 (c)(d)	97,144	87,508
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49, Callable: 04/25/23 (c)(d)	11,511	10,818
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50, Callable: 01/25/37 (c)(d)	80,907	73,888
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50, Callable: 06/25/35 (c)(d)	73,941	64,732
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51, Callable: 02/25/47 (c)(d)	252,905	199,509
JP Morgan Mortgage Trust 2021-14
Series 2021-14, 2.500%, due 05/25/52, Callable: 11/25/45 (c)(d)	221,915	180,332
JP Morgan Mortgage Trust 2021-INV7
Series 2021-INV7, 2.500%, due 02/25/52, Callable: 08/25/47 (c)(d)	345,942	299,780
JP Morgan Mortgage Trust 2022-5
Series 2022-5, 2.500%, due 09/25/52, Callable: 03/25/48 (c)(d)	378,162	297,610
JP Morgan Mortgage Trust 2022-6
Series 2022-6, 3.000%, due 05/25/52, Callable: 06/25/48 (c)(d)	190,578	161,485
JP Morgan Mortgage Trust 2023-2
Series 2023-2, 5.000%, due 07/25/53, Callable: 09/25/35 (c)(d)	99,335	96,766
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45, Callable: 06/25/23 (c)(d)	50,624	46,261
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.128%, due 07/17/45, Callable: 06/15/23 (c)	163,000	157,298
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/07/44 (c)(d)	275,000	192,353
OBX 2021-J3 Trust
Series 2021-J3, 2.500%, due 10/25/51, Callable: 07/25/47 (c)(d)	400,000	276,686
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51, Callable: 08/25/47 (c)(d)	100,000	59,902
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 6.595%, due 04/25/38, Callable: 03/25/24 (1 Month U.S. LIBOR + 1.750%) (d)(e)	350,000	339,012
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/17/41 (d)	190,000	151,103
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49, Callable: 02/25/24 (c)(d)	3,713	3,633
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51, Callable: 09/25/46 (c)(d)	350,000	242,140
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49, Callable: 01/25/27 (c)(d)	6,199	5,860
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50, Callable: 01/25/45 (c)(d)	200,000	144,374
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50, Callable: 09/25/27 (c)(d)	97,587	84,703
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47, Callable: 08/15/24 (c)	180,000	169,517
Total Non-Agency Mortgage-Backed Obligations (Cost $6,035,322)		5,220,905

NON-AGENCY MORTAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
BBCMS Trust 2021-C10
Series 2021-C10, 1.295%, due 07/17/54, Callable: 05/15/31 (c)	990,154	70,706
Benchmark 2021-B29 Mortgage Trust
Series X-A, 1.040%, due 09/17/54, Callable: 08/15/31 (c)	994,159	54,061
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.770%, due 09/17/53, Callable: 10/15/30 (c)	992,667	75,689
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.708%, due 08/15/53, Callable: 06/15/30 (c)	706,493	47,114
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $343,528)		247,570

ASSET-BACKED SECURITIES - 1.6%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	68,845	62,353
American Airlines 2016-1 Class AA Pass Through Trust
Series 2016-1, 3.575%, due 07/15/29	6,906	6,313
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29	31,658	28,420
ACHV ABS TRUST 2023-1PL
Series 2023-1PL, 6.420%, due 03/18/30, Callable: Currently (d)	159,587	159,415
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27, Callable: 07/18/25	100,000	90,180
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46, Callable: 11/20/23 (d)	85,858	76,795
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47, Callable: 01/18/24 (d)	112,267	97,855
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46, Callable: Currently (d)	88,520	84,858
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25, Callable: 12/15/24	55,633	55,317
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35	220,045	182,253
GM Financial Consumer Automobile Receivables Trust 2023-1
Series B, 5.030%, due 09/18/28, Callable: 09/16/26	200,000	198,921
Kubota Credit Owner Trust 2023-1
Series A-3, 5.020%, due 06/15/27, Callable: 12/15/26 (d)	100,000	100,094
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50, Callable: 10/25/28 (d)	152,623	136,675
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47, Callable: 03/20/36 (d)	166,851	137,449
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31, Callable: 02/15/25 (d)	200,000	193,930
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46, Callable: 11/20/32 (d)	55,821	46,709
Mosaic Solar Loans 2017-2 LLC
Series 2017-2, 3.820%, due 06/22/43, Callable: 04/20/29 (d)	287,102	261,247
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69, Callable: 02/15/28 (d)	65,859	57,547
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28, Callable: 02/10/25 (d)	200,000	182,502
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26, Callable: Currently (d)	100,000	96,535
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26, Callable: 07/15/25 (d)	150,000	138,042
Santander Drive Auto Receivables Trust 2019-3
Series D, 2.680%, due 10/15/25, Callable: 10/15/23	69,289	68,892
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26, Callable: 07/15/24	41,570	41,376
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26, Callable: 11/15/24	89,906	88,148
SoFi Consumer Loan Program 2021-1 Trust
Series B, 1.300%, due 09/25/30, Callable: 09/25/24 (d)	350,000	332,099
SoFi Consumer Loan Program 2023-1S Trust
Series 2023-1S, 5.810%, due 05/15/31, Callable: 09/15/25 (d)	100,000	100,075
Sofi Professional Loan Program 2017-C LLC
Series A-1, 5.445%, due 07/25/40, Callable: 01/25/25 (1 Month U.S. LIBOR + 0.600%) (d)(e)	17,633	17,590
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47, Callable: 08/25/25 (d)	55,679	54,027
Sunnova Helios IV Issuer LLC
Series A, 2.980%, due 06/20/47, Callable: 06/20/27 (d)	185,589	164,227
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (d)	178,385	140,300
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28, Callable: 07/15/24 (d)	100,000	95,277
Total Asset-Backed Securities (Cost $3,784,663)		3,495,421

COLLATERALIZED LOAN OBLIGATIONS - 2.5%
Aimco CLO 11 Ltd.
Series 2020-11R, 5.922%, due 10/17/34, Callable: 10/17/23 (3 Month U.S. LIBOR + 1.130%) (d)(e)	1,000,000	973,728
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 6.284%, due 05/15/36, Callable: 12/15/23 (1 Month U.S. LIBOR + 1.600%) (d)(e)	350,000	334,312
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
Series C, 6.534%, due 08/15/34, Callable: 03/15/24 (1 Month U.S. LIBOR + 1.850%) (d)(e)(f)	275,000	258,645
Benefit Street Partners CLO XXIII Ltd.
Series A-1, 5.898%, due 04/25/34, Callable: 04/25/23 (3 Month U.S. LIBOR + 1.080%) (d)(e)	250,000	242,673
CIFC Funding 2021-I Ltd.
Series LTD, 5.928%, due 04/25/33, Callable: 04/25/23 (3 Month U.S. LIBOR + 1.110%) (d)(e)	250,000	246,360
CIFC Funding 2022-I Ltd.
Series 2022-1, 5.978%, due 04/17/35, Callable: 04/17/24 (3 Month SOFR Rate + 1.320%) (d)(e)	250,000	244,683
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 6.942%, due 07/15/39, Callable: 08/15/23 (1 Month SOFR Rate + 2.114%) (d)(e)(f)	275,000	257,051
Marble Point CLO XIV Ltd.
Series FLT, 6.088%, due 01/20/32, Callable: 04/20/23 (3 Month U.S. LIBOR + 1.280%) (d)(e)	450,000	442,220
MF1 2021-FL6 Ltd.
Series 2021-FL6, 6.559%, due 07/18/36, Callable: 07/16/23 (1 Month U.S. LIBOR + 1.850%) (d)(e)(f)	175,000	160,428
MF1 2021-FL7 Ltd.
Series 2021-FL7, 6.811%, due 10/16/36, Callable: 10/16/23 (1 Month U.S. LIBOR + 2.050%) (d)(e)(f)	200,000	185,500
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series FLT, 5.879%, due 01/22/35, Callable: 04/20/23 (3 Month SOFR Rate + 1.240%) (d)(e)	300,000	293,389
Oaktree CLO 2019-1 Ltd.
Series 2019-1R, 5.925%, due 04/22/30, Callable: 04/22/23 (3 Month U.S. LIBOR + 1.110%) (d)(e)	250,000	244,033
Octagon Investment Partners 32 Ltd.
Series FLT, 5.992%, due 07/16/29, Callable: 04/15/23 (3 Month U.S. LIBOR + 1.200%) (d)(e)	250,000	243,805
OHA Credit Funding 4 Ltd.
Series A-R, 5.965%, due 10/22/36, Callable: 10/22/23 (3 Month U.S. LIBOR + 1.150%) (d)(e)	500,000	488,562
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 6.019%, due 11/14/34, Callable: 11/14/23 (3 Month U.S. LIBOR + 1.150%) (d)(e)	250,000	243,775
TCI-Symphony CLO 2016-1 Ltd.
Series FLT, 5.835%, due 10/13/32, Callable: 04/13/23 (3 Month U.S. LIBOR + 1.020%) (d)(e)	500,000	490,980
Total Collateralized Loan Obligations (Cost $5,518,796)		5,350,144

CORPORATE BONDS - 4.4%
Basic Materials - 0.2%
Ecolab, Inc.
4.800%, due 03/24/30, Callable: 12/24/29	61,000	62,124
Nucor Corp.
4.300%, due 05/23/27, Callable: 04/23/27	67,000	65,784
Nutrien Ltd.
5.950%, due 11/07/25	95,000	97,374
PPG Industries, Inc.
1.200%, due 03/15/26, Callable: 02/15/26	111,000	100,211
Steel Dynamics, Inc.
1.650%, due 10/15/27, Callable: 08/15/27	74,000	63,306
		388,799
Communications - 0.3%
Amazon.com, Inc.
1.500%, due 06/03/30, Callable: 03/03/30	100,000	83,085
AT&T, Inc.
2.250%, due 02/01/32, Callable: 11/01/31	148,000	120,649
Meta Platforms, Inc.
3.500%, due 08/15/27, Callable: 07/15/27	19,000	18,360
3.850%, due 08/15/32, Callable: 05/15/32	28,000	26,268
The Walt Disney Co.
2.200%, due 01/13/28	68,000	62,140
T-Mobile USA, Inc.
2.250%, due 02/15/26, Callable: 04/11/23	122,000	113,446
3.750%, due 04/15/27, Callable: 02/15/27	58,000	55,791
Verizon Communications, Inc.
4.329%, due 09/21/28	74,000	72,813
2.355%, due 03/15/32, Callable: 12/15/31	158,000	129,327
		681,879
Consumer, Cyclical - 0.2%
American Honda Finance Corp.
1.200%, due 07/08/25	70,000	64,869
Lowe's Cos., Inc.
3.350%, due 04/01/27, Callable: 03/01/27	68,000	65,182
O'Reilly Automotive, Inc.
3.600%, due 09/01/27, Callable: 06/01/27	141,000	136,174
Ross Stores, Inc.
4.600%, due 04/15/25, Callable: 03/15/25	114,000	113,671
The Home Depot, Inc.
1.500%, due 09/15/28, Callable: 07/15/28	103,000	89,671
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28	-	-
Walmart, Inc.
1.050%, due 09/17/26, Callable: 08/17/26	103,000	92,824
		562,391
Consumer, Non-cyclical - 0.6%
AbbVie, Inc.
3.800%, due 03/15/25, Callable: 12/15/24	121,000	119,014
Amgen, Inc.
3.200%, due 11/02/27, Callable: 08/02/27	115,000	108,716
CVS Health Corp.
3.875%, due 07/20/25, Callable: 04/20/25	242,000	237,316
1.750%, due 08/21/30, Callable: 05/21/30	148,000	120,321
Global Payments, Inc.
1.200%, due 03/01/26, Callable: 02/01/26	58,000	51,539
HCA, Inc.
4.125%, due 06/15/29, Callable: 03/15/29	98,000	91,532
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25, Callable: 03/25/25	16,000	15,744
Nestle Holdings, Inc.
5.250%, due 03/13/26 (d)	150,000	153,959
PepsiCo, Inc.
2.625%, due 07/29/29, Callable: 04/29/29	79,000	72,308
Royalty Pharma PLC
1.200%, due 09/02/25, Callable: 08/02/25	61,000	56,495
1.750%, due 09/02/27, Callable: 07/02/27	174,000	150,853
2.200%, due 09/02/30, Callable: 06/02/30	94,000	76,639
Triton Container International Ltd.
2.050%, due 04/15/26, Callable: 03/15/26 (d)	119,000	106,027
		1,360,463
Energy - 0.3%
Enbridge, Inc.
1.600%, due 10/04/26, Callable: 09/04/26	111,000	99,506
Enterprise Products Operating LLC
2.800%, due 01/31/30, Callable: 10/31/29	74,000	65,376
Kinder Morgan, Inc.
1.750%, due 11/15/26, Callable: 10/15/26	74,000	66,639
MPLX LP
4.875%, due 12/01/24, Callable: 09/01/24	70,000	69,528
2.650%, due 08/15/30, Callable: 05/15/30	33,000	27,925
Ovintiv Exploration, Inc.
5.375%, due 01/01/26, Callable: 10/01/25	99,000	98,505
Phillips 66
0.900%, due 02/15/24, Callable: 05/01/23	75,000	72,512
Plains All American Pipeline LP
4.650%, due 10/15/25, Callable: 07/15/25	99,000	97,721
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27, Callable: 09/15/26	57,000	56,715
		654,427
Financial - 1.8%
American Express Co.
2.250%, due 03/04/25, Callable: 02/01/25	68,000	64,543
American International Group, Inc.
3.900%, due 04/01/26, Callable: 01/01/26	28,000	27,225
Assurant, Inc.
4.200%, due 09/27/23, Callable: 08/27/23	13,000	12,918
Aviation Capital Group LLC
1.950%, due 09/20/26, Callable: 08/20/26 (d)	101,000	87,424
Avolon Holdings Funding Ltd.
2.125%, due 02/21/26, Callable: 01/21/26 (d)	198,000	175,447
Bank of America Corp.
4.000%, due 01/22/25	71,000	69,384
0.976%, due 04/22/25, Callable: 04/22/24 (SOFR Rate + 0.690%)	191,000	181,989
1.734%, due 07/22/27, Callable: 07/22/26 (SOFR Rate + 0.960%)	318,000	283,988
3.593%, due 07/21/28, Callable: 07/21/27 (3 Month U.S. LIBOR + 1.370%)	64,000	60,170
2.592%, due 04/29/31, Callable: 04/29/30 (SOFR Rate + 2.150%)	168,000	141,925
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28, Callable: 06/05/28 (d)	143,000	119,064
BNP Paribas SA
2.819%, due 11/19/25, Callable: 11/19/24 (3 Month U.S. LIBOR + 1.111%) (d)(e)	200,000	190,510
Capital One Financial Corp.
1.878%, due 11/02/27, Callable: 11/02/26 (SOFR Rate + 0.855%)	95,000	81,774
Citigroup, Inc.
0.981%, due 05/01/25, Callable: 05/01/24 (SOFR Rate + 0.669%)	120,000	114,047
Equinix, Inc.
1.250%, due 07/15/25, Callable: 06/15/25	126,000	115,926
2.900%, due 11/18/26, Callable: 09/18/26	56,000	52,076
HSBC Holdings PLC
2.206%, due 08/17/29, Callable: 08/17/28 (SOFR Rate + 1.285%)	200,000	167,708
Intercontinental Exchange, Inc.
3.750%, due 12/01/25, Callable: 09/01/25	90,000	87,287
JPMorgan Chase & Co.
1.470%, due 09/22/27, Callable: 09/22/26 (SOFR Rate + 0.765%)	236,000	207,553
2.947%, due 02/24/28, Callable: 02/24/27 (SOFR Rate + 1.170%)	50,000	46,390
1.953%, due 02/04/32, Callable: 02/04/31 (SOFR Rate + 1.065%)	19,000	15,257
2.580%, due 04/22/32, Callable: 04/22/31 (SOFR Rate + 1.250%)	70,000	58,642
Kite Realty Group LP
4.000%, due 10/01/26, Callable: 07/01/26	74,000	68,728
Main Street Capital Corp.
3.000%, due 07/14/26, Callable: 06/14/26	72,000	62,475
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	67,000	66,582
Morgan Stanley
1.164%, due 10/21/25, Callable: 10/21/24 (SOFR Rate + 0.560%)	108,000	101,042
2.188%, due 04/28/26, Callable: 04/28/25 (SOFR Rate + 1.990%)	223,000	210,511
1.593%, due 05/04/27, Callable: 05/04/26 (SOFR Rate + 0.879%)	181,000	162,882
1.512%, due 07/20/27, Callable: 07/20/26 (SOFR Rate + 0.858%)	120,000	106,547
2.239%, due 07/21/32, Callable: 07/21/31 (SOFR Rate + 1.178%)	35,000	28,090
6.342%, due 10/18/33, Callable: 10/18/32 (SOFR Rate + 2.560%)	110,000	119,889
5.297%, due 04/20/37, Callable: 04/20/32 (SOFR Rate + 2.620%)	7,000	6,605
5.948%, due 01/19/38, Callable: 01/19/33 (5 Year CMT Rate + 2.430%)	1,000	994
Realty Income Corp.
3.250%, due 01/15/31, Callable: 10/15/30	110,000	96,113
Royal Bank of Canada
1.200%, due 04/27/26	80,000	71,614
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (d)	63,000	58,476
The Bank of Nova Scotia
2.700%, due 08/03/26	107,000	99,127
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26, Callable: 02/12/25 (SOFR Rate + 0.609%)	90,000	82,415
US Bancorp
4.548%, due 07/22/28, Callable: 07/22/27 (SOFR Rate + 1.660%)	40,000	39,005
Wells Fargo & Co.
2.406%, due 10/30/25, Callable: 10/30/24 (3 Month U.S. LIBOR + 0.825%)	173,000	164,756
2.164%, due 02/11/26, Callable: 02/11/25 (3 Month U.S. LIBOR + 0.750%)	38,000	35,849
		3,942,947
Industrials - 0.2%
Carrier Global Corp.
2.722%, due 02/15/30, Callable: 11/15/29	140,000	121,945
Caterpillar Financial Services Corp.
3.250%, due 12/01/24	94,000	91,747
Parker-Hannifin Corp.
4.250%, due 09/15/27, Callable: 08/15/27	98,000	96,030
Raytheon Technologies Corp.
3.200%, due 03/15/24, Callable: 01/15/24	87,000	85,469
The Boeing Co.
4.875%, due 05/01/25, Callable: 04/01/25	76,000	75,650
		470,841
Technology - 0.4%
Apple, Inc.
1.200%, due 02/08/28, Callable: 12/08/27	87,000	76,136
Broadcom, Inc.
3.459%, due 09/15/26, Callable: 07/15/26	69,000	65,774
2.450%, due 02/15/31, Callable: 11/15/30 (d)	58,000	47,510
Fidelity National Information Services, Inc.
4.700%, due 07/15/27, Callable: 06/15/27	101,000	99,635
Fiserv, Inc.
3.850%, due 06/01/25, Callable: 03/01/25	54,000	52,851
5.450%, due 03/02/28, Callable: 02/02/28	97,000	99,092
Intel Corp.
3.700%, due 07/29/25, Callable: 04/29/25	33,000	32,516
Oracle Corp.
3.250%, due 11/15/27, Callable: 08/15/27	105,000	98,809
2.950%, due 04/01/30, Callable: 01/01/30	200,000	176,125
VMware, Inc.
1.000%, due 08/15/24, Callable: 05/01/23	85,000	80,092
		828,540
Utilities - 0.4%
Ameren Illinois Co.
3.800%, due 05/15/28, Callable: 02/15/28	70,000	67,842
Duke Energy Corp.
3.150%, due 08/15/27, Callable: 05/15/27	150,000	140,723
Entergy Corp.
0.900%, due 09/15/25, Callable: 08/15/25	100,000	90,216
NextEra Energy Capital Holdings, Inc.
4.625%, due 07/15/27, Callable: 06/15/27	100,000	99,408
Sierra Pacific Power Co.
2.600%, due 05/01/26, Callable: 02/01/26	121,000	113,016
Southwestern Electric Power Co.
1.650%, due 03/15/26, Callable: 02/15/26	80,000	72,514
The AES Corp.
1.375%, due 01/15/26, Callable: 12/15/25	75,000	67,315
Trans-Allegheny Interstate Line Co.
3.850%, due 06/01/25, Callable: 03/01/25 (d)	102,000	99,170
WEC Energy Group, Inc.
5.150%, due 10/01/27, Callable: 09/01/27	64,000	65,020
		815,224
Total Corporate Bonds (Cost $10,490,969)		9,705,511
	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.1%
Voya VACS Series EMHCD Fund	145	1,451
Voya VACS Series HYB Fund	91,018	920,189
Voya VACS Series SC Fund	585,214	5,852,141
Total Affiliated Registered Investment Companies (Cost $7,202,611)		6,773,781

RIGHT - 0.0% (g)
ABIOMED, Inc. (b)(h)	1,153	–
Total Right (Cost $0)		–

Total Investments at Value - 95.2% (Cost $161,237,683)		207,468,451
Other Assets in Excess of Liabilities - 4.8%		10,456,799
Net Assets - 100.0%		$217,925,250

Percentages are stated as a percent of net assets.

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2023.
(d)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2023, the value of these investments was $13,955,069, or 6.4% of total net assets.

(e)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2023.
(f)	Illiquid security. The total value of such securities is $861,624 as of March 31, 2023, representing 0.4% of net assets.
(g)	Represents less than 0.1%.
(h)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of March 31, 2023, representing 0.0% of net assets.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
March 31, 2023 (Unaudited)
				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Depreciation
2-Year U.S. Treasury Note Future	3	06/30/2023	$597,744	$(7,123)
5-Year U.S. Treasury Note Future	35	06/30/2023	3,431,479	(73,302)
10-Year U.S. Treasury Note Future	4	06/21/2023	407,745	(12,016)
U.S. Treasury Long Bond Future	10	06/21/2023	1,111,022	(49,006)
Ultra 10-Year U.S. Treasury Bond Future	12	06/21/2023	1,262,239	(43,525)
Ultra Long-Term U.S. Treasury Bond Future	8	06/21/2023	746,043	(37,205)
Total Futures Contracts Sold Short			$7,556,272	$(222,177)

The average monthly notional amount of futures contracts sold short for Large Company Growth Portfolio during the three months ended March 31, 2023 was $7,184,617.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
March 31, 2023 (Unaudited)

		Pay/Receive
		Total Return						Value/
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Appreciation
Goldman Sachs Bank, USA	Russell 1000 Growth Total Return Index	Receive	(U.S. Federal Funds Rate + 0.300%)	12/04/2023	At Maturity	17,625	$44,169,537	$3,411,363
Total Return Swaps								$3,411,363

The average monthly notional amount of total return swaps for Large Company Growth Portfolio during the three months ended March 31, 2023 was $42,451,117.

LARGE COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2023:

Large Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$174,967,352	$-	$-		$174,967,352
U.S. Treasury Obligations . . . . . . . . . . . . . . . .	-	1,459,904	-		1,459,904
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	247,863	-		247,863
Non-Agency Mortgage-Backed Obligations . .	-	5,220,905	-		5,220,905
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	247,570	-		247,570
Asset-Backed Securities . . . . . . . . . . . . . . . . .		3,495,421	-		3,495,421
Collateralized Loan Obligations . . . . . . . . . . . .	-	5,350,144	-		5,350,144
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	9,705,511	-		9,705,511
Affiliated Registered Investment Companies . .	6,773,781	-	-		6,773,781
Right . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$181,741,133	$25,727,318	$-		$207,468,451

Other Financial Instruments**
Asset
Unrealized appreciation on swap contracts	$-	$3,411,363	$-		$3,411,363
Total Assets . . . . . . .	$-	$3,411,363	$-		$3,411,363

Liabilities
Unrealized depreciation on futures contracts	$(222,177)	$-	$-		$(222,177)
Total Liabilities. . . . . . . . .	$(222,177)	$-	$-		$(222,177)

* Includes securities that have been fair valued at $0.

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts, swap contracts, swaption contracts, and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio's Schedule of Investments for a listing of the securities by industry or sector type. Large Company Growth Portfolio held a right that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totalling $0 as of March 31, 2023. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Growth Portfolio during the three months ended March 31, 2023, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio during the three months ended
March 31, 2023 and the value of such investments as of March 31, 2023 were as follows:

Fund	Value as of December 31, 2022	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of March 31, 2023	Income Distribution	Long-Term Capital Gain Distribution

Voya VACS Series EMHCD Fund . . .	$794,246	$12,576	$(815,115)	$(223,812)	$233,556	$1,451	$5,325	$-
Voya VACS Series HYB Fund . . . . .	885,766	15,065	-	-	19,358	920,189	9,945	-
Voya Investment Grade Credit Fund - Class P . .	645,924	7,793	(671,138)	(79,701)	97,122	-	6,587	-
Voya VACS Series SC Fund . . . . . . .	5,661,694	74,369	-	-	116,078	5,852,141	47,690	-
	$7,987,630	$109,803	$(1,486,253)	$(303,513)	$466,114	$6,773,781	$69,547	$-